Revenue Recognition Revenue Recognition - (Notes)	12 Months Ended
Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]
Revenue Recognition
Adoption of New Revenue Recognition Standard
In May 2014, the FASB issued a new standard related to revenue recognition, ASU 2014-09, Revenue from Contracts with Customers. We adopted the standard effective January 1, 2018, using the full retrospective method, which requires the Company to recast each prior reporting period presented consistent with the new standard. The most significant effects of adopting the new standard related to the accounting for our Total Rewards customer loyalty program and casino promotional allowances.
Total Rewards affects revenue from our four core businesses: casino entertainment, food and beverage, rooms and hotel, and entertainment and other business operations. Previously, the Company accrued a liability based on the estimated cost of fulfilling the redemption of Reward Credits, after consideration of estimated forfeitures (referred to as “breakage”), based upon the cost of historical redemptions. Upon adoption of the new accounting standard, Reward Credits are no longer recorded at cost, and a deferred revenue model is used to account for the classification and timing of revenue recognized as well as the classification of related expenses when Reward Credits are redeemed. This results in a portion of casino revenues being recorded as deferred revenue as Reward Credits are earned. Revenue is recognized in a future period based on when and for what good or service the Reward Credits are redeemed (e.g., a hotel room).
Additionally, we previously recorded promotional allowances in a separate line item within net revenues. As part of adopting the new standard, promotional allowances are no longer presented separately. Alternatively, revenue is recognized based on relative standalone selling prices for transactions with more than one performance obligation. For example, when a casino customer is given a complimentary room, we are required to allocate a portion of the casino revenues earned from the customer to rooms revenues based on the standalone selling price of the room. As a result of this change, we are reporting substantially lower casino revenues; however, there is no material effect on total net revenues.
Effect of Adopting New Revenue Recognition Standard - Balance Sheets

(In millions)	Previously Reported	ASC Adjustments	As Recast
December 31, 2017
Receivables, net	$496	$(2)	$494
Property and equipment, net (1)	16,228	(74)	16,154
Accrued expenses and other current liabilities (2)	1,459	(133)	1,326
Current portion of contract liabilities (2)	—	129	129
Contract liabilities	—	2	2
Financing obligations (1)	9,429	(74)	9,355
Deferred credits and other liabilities	1,473	(1)	1,472
Stockholders’ equity	3,296	1	3,297

December 31, 2016
Receivables, net	160	7	167
Due from affiliates, net	64	6	70
Accrued expenses and other current liabilities (2)	693	(52)	641
Current portion of contract liabilities (2)	—	62	62
Contract liabilities	—	1	1
Stockholders’ deficit	(1,609)	2	(1,607)
December 31, 2015
Stockholders' equity	2,039	3	2,042
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(1)
The conditions that were considered prohibited forms of continuing involvement related to our sale of the Golf Course Properties (see Note 11) are no longer considered continuing involvement under the new revenue recognition standard. As of result of adopting the new standard on a full retrospective basis, we are now reflecting this transaction as a completed sale in the period in which it occurred.

(2)	Adjustments are primarily related to the reclassification of assets and liabilities in accordance with the new accounting and disclosure requirements.
Effect of Adopting New Revenue Recognition Standard - Statements of Operations

	Year Ended December 31, 2017
(In millions)	Prior to Adoption	Post Adoption
Net revenues	$4,852	$4,868
Total operating expenses	4,320	4,331
Income from operations	532	537
Net loss	(382)	(375)

	Year Ended December 31, 2016
	Prior to Adoption				Post Adoption
(In millions)	CEC	CAC	Eliminations	Total	Total
Net revenues	$3,877	$—	$—	$3,877	$3,877
Total operating expenses	3,620	30	—	3,650	3,651
Income/(loss) from operations	257	(30)	—	227	226
Net income/(loss)	(2,747)	619	(949)	(3,077)	(3,078)

	Year Ended December 31, 2015
	Prior to Adoption				Post Adoption
(In millions)	CEC	CAC	Eliminations	Total	Total
Net revenues	$3,929	$—	$—	$3,929	$3,957
Total operating expenses	3,583	31	—	3,614	3,639
Income/(loss) from operations	346	(31)	—	315	318
Net income	6,052	32	(76)	6,008	6,011

Disaggregation of Revenue by Segment

	Year Ended December 31, 2017
(In millions)	Las Vegas	Other U.S.	All Other	Eliminations	Total
Casino	$877	$1,188	$103	$—	$2,168
Food and beverage	700	274	8	—	982
Rooms	872	201	1	—	1,074
Reimbursed management costs	1	1	46	—	48
Entertainment and other	300	84	39	(6)	417
Total contract revenues	2,750	1,748	197	(6)	4,689
Other	165	10	5	(1)	179
Net revenues	$2,915	$1,758	$202	$(7)	$4,868

	Year Ended December 31, 2016
(In millions)	Las Vegas	Other U.S.	All Other	Eliminations	Total
Casino	$774	$802	$32	$—	$1,608
Food and beverage	630	190	2	—	822
Rooms	800	150	—	—	950
Entertainment and other	257	55	7	—	319
Total contract revenues	2,461	1,197	41	—	3,699
Other	161	12	5	—	178
Net revenues	$2,622	$1,209	$46	$—	$3,877

	Year Ended December 31, 2015
(In millions)	Las Vegas	Other U.S.	All Other	Eliminations	Total
Casino	$791	$897	$40	$—	$1,728
Food and beverage	643	204	2	—	849
Rooms	748	147	—	—	895
Reimbursed management costs	—	—	10	—	10
Entertainment and other	220	57	25	—	302
Total contract revenues	2,402	1,305	77	—	3,784
Other	159	13	1	—	173
Net revenues	$2,561	$1,318	$78	$—	$3,957

Accounting Policy
We analyze our revenues based upon the type of services we provide and the geographic location of the related property. We recognize revenue when control over the goods and services we provide has transferred to the customer, which is generally when the services are performed and when we have no substantive performance obligation remaining. Sales and other taxes collected from customers on behalf of governmental authorities are accounted for on a net basis and are not included in net revenues or operating expenses.
Casino Revenues
Casino revenues include revenues generated by our casino operations and casino related activities such as poker, pari-mutuel wagering, and tournaments, less sales incentives and other adjustments. Casino revenues are measured by the aggregate net difference between gaming wins and losses. Jackpots, other than the incremental amount of progressive jackpots, are recognized at the time they are won by customers. We accrue the incremental amount of progressive jackpots as the progressive machine is played, and the progressive jackpot amount increases, with a corresponding reduction to casino revenues. Funds deposited by customers in advance along with chips and slot vouchers in a customer’s possession are recorded in Accrued expenses and other current liabilities on our Balance Sheets until such amounts are redeemed or used in gaming play by the customer.
Non-Gaming Revenues
Rooms revenue, food and beverage revenue, and entertainment and other revenue include: (i) the actual amounts paid for such services (less any amounts allocated to unperformed performance obligations, such as Reward Credits described below); (ii) the value of Reward Credits redeemed for such services; and (iii) the portion of the transaction price allocated to complimentary goods or services provided in conjunction with other revenue-generating activities. Rooms revenue is generally recognized over time, consistent with the customer’s reservation period. Food and beverage and entertainment and other revenues are recognized at the point in time the services are performed or events are held. Amounts paid in advance, such as advance deposits on rooms and advance ticket sales, are recorded as a liability until the goods or services are provided to the customer (see Contract Liabilities below).
Other Revenue
Other revenue primarily includes revenue from third-party real estate leasing arrangements at our casino properties. Rental income is recognized ratably over the lease term with contingent rental income being recognized when the right to receive such rental income is established according to the lease agreements.
Total Rewards Loyalty Program
Caesars’ customer loyalty program, Total Rewards, grants Reward Credits to Total Rewards Members based on on-property spending, including gaming, hotel, dining, and retail shopping at all Caesars-affiliated properties. Members may redeem Reward Credits for complimentary or discounted goods and services such as rooms, food and beverages, merchandise, entertainment, and travel accommodations. Members are able to accumulate Reward Credits over time that they may redeem at their discretion under the terms of the program. A member’s Reward Credit balance is forfeited if the member does not earn a Reward Credit for a continuous six-month period.
Because of the significance of the Total Rewards program and the ability for customers to accumulate Reward Credits based on their past play, we have determined that Reward Credits granted in conjunction with other earning activity represent a performance obligation. As a result, for transactions in which Reward Credits are earned, we allocate a portion of the transaction price to the Reward Credits that are earned based upon the relative standalone selling prices (“SSP”) of the goods and services involved. When the activity underlying the “earning” of the Reward Credits has a wide range of selling prices and is highly variable, such as in the case of gaming activities, we use the residual approach in this allocation by computing the value of the Reward Credits as described below and allocating the residual amount to the gaming activity. This allocation results in a significant portion of the transaction price being deferred and presented as a Contract Liability on our accompanying Balance Sheets. Any amounts allocated to the Contract Liabilities are recognized as revenue when the Reward Credits are redeemed in accordance with the specific recognition policy of the activity for which the credits are redeemed. This balance is further described below under Contract Liabilities.
Our Total Rewards loyalty program includes various tiers that offer different benefits, and members are able to earn credits towards tier status, which generally enables them to receive discounts similar to those provided as complimentaries described below. We have determined that any such discounts received as a result of tier status do not represent material rights, and therefore, we do not account for them as distinct performance obligations.
We have determined the SSP of a Reward Credit by computing the redemption value of credits expected to be redeemed. Because Reward Credits are not otherwise independently sold, we analyzed all Reward Credit redemption activity over the preceding calendar year and determined the redemption value based on the fair market value of the goods and services for which the Reward Credits were redeemed. We have applied the practical expedient under the portfolio approach to our Reward Credit transactions because of the similarity of gaming and other transactions and the homogeneity of Reward Credits.
As part of determining the SSP for Reward Credits, we also determined that there is generally an amount of Reward Credits that is not redeemed, which is considered “breakage.” We recognize the expected breakage proportionally with the pattern of revenue recognized related to the redemption of Reward Credits. We periodically reassess our customer behaviors and revise our expectations as deemed necessary on a prospective basis.
Complimentaries
As part of our normal business operations, we often provide lodging, transportation, food and beverage, entertainment and other goods and services to our customers at no additional charge. Such complimentaries are provided in conjunction with other revenue‑earning activities and are generally provided to encourage additional customer spending on those activities. Accordingly, we allocate a portion of the transaction price we receive from such customers to the complimentary goods and services. We perform this allocation based on the SSP of the underlying goods and services, which is determined based upon the weighted-average cash sales prices received for similar services at similar points during the year.
Retail Value of Complimentaries

	Years Ended December 31,
(In millions)	2017	2016	2015
Food and beverage	$598	$580	$584
Rooms	496	430	419
Other	66	59	57
	$1,160	$1,069	$1,060

Receivables and Contract Liabilities
We issue credit to approved casino customers following investigations of creditworthiness. Business or economic conditions or other significant events could affect the collectibility of these receivables. Accounts receivable are non-interest bearing and are initially recorded at cost.
Marker play represents a significant portion of our overall table games volume. We maintain strict controls over the issuance of markers and aggressively pursue collection from those customers who fail to pay their marker balances timely. These collection efforts include the mailing of statements and delinquency notices, personal contacts, the use of outside collection agencies and civil litigation. Markers are generally legally enforceable instruments in the United States. Markers are not legally enforceable instruments in some foreign countries, but the United States assets of foreign customers may be reached to satisfy judgments entered in the United States. We consider the likelihood and difficulty of enforceability, among other factors, when we issue credit to customers who are not residents of the United States.
Accounts are written off when management deems the account to be uncollectible. Recoveries of accounts previously written off are recorded when received. We reserve an estimated amount for gaming receivables that may not be collected to reduce the Company’s receivables to their net carrying amount. Methodologies for estimating the allowance for doubtful accounts range from specific reserves to various percentages applied to aged receivables. Historical collection rates are considered, as are customer relationships, in determining specific reserves. As with many estimates, management must make judgments about potential actions by third parties in establishing and evaluating our reserves for allowance for doubtful accounts. Receivables are reported net of the allowance for doubtful accounts.
Receivables

	As of December 31,
(In millions)	2017	2016	2015
Casino	$173	$75	$64
Food and beverage and rooms	59	46	34
Entertainment and other	79	26	22
Contract receivables, net	311	147	120
Other	183	20	14
Receivables, net	$494	$167	$134

Allowance for Doubtful Accounts

(In millions)	Contracts	Other	Total
Balance as of January 1, 2015	$3	$193	$196
Provision for doubtful accounts	10	1	11
Write-offs less recoveries	22	(19)	3
CEOC deconsolidation	—	(162)	(162)
Balance as of December 31, 2015	35	13	48
Provision for doubtful accounts	11	—	11
Write-offs less recoveries	(25)	7	(18)
Balance as of December 31, 2016	21	20	41
Provision for doubtful accounts	9	(1)	8
Write-offs less recoveries	14	(32)	(18)
OpCo consolidation (1)	—	20	20
Balance as of December 31, 2017	$44	$7	$51

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(1)	See Note 4 for further details relating to the acquisition of OpCo.
Our Contract Liabilities balance as of December 31, 2015 was $64 million. During the year ended December 31, 2016, we recognized approximately $59 million of revenues related to customer advances that were previously included in our Contract Liabilities balance as of December 31, 2015. As of December 31, 2016, our Contract Liabilities of $63 million consisted of outstanding performance obligations related to customer advances on goods and services yet to be provided.
During the year ended December 31, 2017, we recognized approximately $56 million of revenues related to customer advances that were previously included in our Contract Liabilities balance as of December 31, 2016. As part of the acquisition of OpCo (see Note 4), we acquired approximately $109 million in Contract Liabilities comprised of approximately $28 million related to customer advances and $80 million related to the Total Rewards customer loyalty program. As described in Note 19, the Total Rewards liability was transferred to CES on the Effective Date. As of December 31, 2017, our Contract Liabilities of $131 million is comprised of $62 million relating to Total Rewards and $69 million relating to customer advances on goods and services yet to be provided.
Generally, customer advances and their corresponding performance obligations are satisfied within 12 months of the date of receipt of advanced payment. While Rewards Credits are generally redeemed by customers over a four-year period from when they were earned, of the total Reward Credits expected to be redeemed, approximately 90% are redeemed within one year and approximately 10% are redeemed beyond one year.